UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05502
Comstock Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end:  April 30
Date of reporting period:  July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Comstock Capital Value Fund
Schedule of Investments — July 31, 2009 (Unaudited)

Principal			Market
Amount			Value
U.S. GOVERNMENT OBLIGATIONS — 97.2%
$52,569,000	U.S. Treasury Bills, 0.132% to 0.445%†, 08/13/09 to 12/03/09(a)(b)		$52,558,981

Number of		Expiration Date/
Contracts		Exercise Price
PUT OPTIONS PURCHASED†† — 2.8%
125	S & P 500 Index	Sep. 09/725	12,375
135	S & P 500 Index	Sep. 09/775	26,325
225	S & P 500 Index	Dec. 09/650	87,750
200	S & P 500 Index	Dec. 09/800	316,000
250	S & P 500 Index	Dec. 09/825	452,500
220	S & P 500 Index	Mar. 10/800	605,000

TOTAL PUT OPTIONS PURCHASED			1,499,950

TOTAL INVESTMENTS — 100.0% (Cost $59,778,736)			$54,058,931

	Aggregate book cost		$59,778,736

	Gross unrealized appreciation		$1,078
	Gross unrealized depreciation		(5,720,883)

	Net unrealized appreciation/depreciation		$(5,719,805)

			Market
Shares			Value
COMMON STOCKS SOLD SHORT — (22.7)%

	Business Services — (2.1)%
17,000	Alliance Data Systems Corp.		867,000
5,600	United Parcel Service Inc., Cl. B		300,888

			1,167,888

	Consumer Products — (0.6)%
7,000	Reynolds American Inc.		304,570

	Exchange Traded Funds — (1.2)%
8,000	Retail HOLDERS Trust		662,320

	Financial Services — (5.5)%
16,000	BOK Financial Corp.		670,240
22,000	Hudson City Bancorp Inc.		309,320
14,000	Raymond James Financial Inc.		287,280
25,000	The Travelers Companies Inc.		1,076,750
12,000	Westamerica Bancorp.		627,120

			2,970,710

	Real Estate Investment Trusts — (5.3)%
36,000	AMB Property Corp.		713,160
13,000	Boston Properties Inc.		687,700
21,000	Corporate Office Properties Trust		712,110
10,000	Public Storage		725,700
139	Simon Property Group Inc.		7,745

			2,846,415

	Restaurants — (2.4)%
18,000	Buffalo Wild Wings Inc.		726,300
18,000	Darden Restaurants Inc.		583,020

			1,309,320

	Retail — (5.0)%
15,000	BJ’s Wholesale Club Inc.		500,250
38,000	Lumber Liquidators Inc.		623,960
32,000	Nordstrom Inc.		846,080
16,000	Target Corp.		697,920

			2,668,210

	Telecommunications — (0.6)%
24,000	Nokia Oyj, ADR		320,160

TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $11,595,995)			$12,249,593

	Aggregate proceeds		$11,595,995

	Gross unrealized appreciation		$788,224
	Gross unrealized depreciation		(1,441,822)

	Net unrealized appreciation/depreciation		$(653,598)

Number of		Expiration	Unrealized
Contracts		Date	Depreciation
FUTURES CONTRACTS — SHORT POSITION — (3.4)%
560	S&P 500 Index Futures (E-Mini)	09/14/09	$(1,821,400)

(a)	At July 31, 2009, $10,515,000 of the principal amount was pledged as collateral for securities sold short.

(b)	At July 31, 2009, $4,000,000 of the principal was pledged as collateral for futures contracts.

†	Represents annualized yield at date of purchase.

††	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

Comstock Capital Value Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Fair Value Measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of July 31, 2009 is as follows:
Valuation Inputs

		Level 2
		Other	Total
		Significant	Market Value
	Level 1	Observable	at
	Quoted Prices	Inputs	07/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
U.S. Government Obligations	—	$52,558,981	$52,558,981

Put Options Purchased	—	1,499,950	1,499,950

TOTAL INVESTMENTS IN SECURITIES	—	$54,058,931	$54,058,931

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short
Other Industries (a)	$(12,249,593)	—	$(12,249,593)

TOTAL INVESTMENTS IN SECURITIES	$(12,249,593)	—	$(12,249,593)

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Futures Contracts	$(1,821,400)	—	$(1,821,400)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
There were no Level 3 investments held at April 30, 2009 or July 31, 2009.

2. Derivative Financial Instruments. The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging market risks, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose hedging market risks. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Open options contracts at July 31, 2009 are reflected within the Schedule of Investments.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at July 31, 2009 are reflected within the Schedule of Investments.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value would be included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At July 31, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At April 30, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $60,461,071, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; and $4,484,299 is available through 2016.
During the year ended April 30, 2009, the Fund utilized capital loss carryforwards of $20,686,424.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/29/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/29/09

*	Print the name and title of each signing officer under his or her signature.